Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses
9.	Accounts Payable and Accrued Expenses
Accounts payable and accrued liabilities as of December 31, 2021 and 2020 consisted of the following (in thousands):
	December 31, 2021	December 31, 2020
Accounts payable	$ 4,298	$ 2,244
Accrued employee expenses	10,088	6,586
Other accrued liabilities	8,769	3,821
	$ 23,155	$ 12,651